Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Movements in Goodwill and Intangible Assets

	€ million	€ million	€ million	€ million	€ million
			Finite-life intangible assets
Movements during 2020	Goodwill	Indefinite-life intangible assets	Software	Other	Total
Cost
1 January 2020	19,246	12,121	2,991	1,161	35,519
Additions through business combinations (a)	2,407	4,244	—	(31)	6,620
Disposal of businesses	(1)	—	—	—	(1)
Additions	—	—	156	2	158
Disposals and other movements	—	—	(144)	—	(144)
Hyperinflationary adjustment	(38)	(5)	—	—	(43)
Currency retranslation	(1,496)	(940)	(184)	(58)	(2,678)

31 December 2020	20,118	15,420	2,819	1,074	39,431

Accumulated amortisation and impairment
1 January 2020	(1,179)	(212)	(2,292)	(807)	(4,490)
Amortisation/impairment for the year	—	—	(279)	(54)	(333)
Disposals and other movements	—	—	139	—	139
Currency retranslation	3	1	150	40	194

31 December 2020	(1,176)	(211)	(2,282)	(821)	(4,490)

Net book value 31 December 2020 (b)	18,942	15,209	537	253	34,941

	€ million	€ million	€ million	€ million	€ million
			Finite-life intangible assets
Movements during 2019	Goodwill	Indefinite-life intangible assets	Software	Other	Total
Cost
1 January 2019	18,502	11,247	2,689	1,103	33,541
Additions through business combinations	444	726	—	50	1,220
Disposal of businesses	(2)	(1)	—	(5)	(8)
Reclassification to held for sale	(2)	—	—	—	(2)
Additions	—	—	205	3	208
Disposals	—	—	(11)	(2)	(13)
Currency retranslation	313	150	108	12	583
Hyperinflationary adjustment	(9)	(1)	—	—	(10)

31 December 2019	19,246	12,121	2,991	1,161	35,519

Accumulated amortisation and impairment
1 January 2019	(1,161)	(212)	(1,927)	(748)	(4,048)
Amortisation/impairment for the year	(18)	—	(296)	(56)	(370)
Disposals of group companies	—	—	—	5	5
Disposals	—	—	5	1	6
Currency retranslation	—	—	(74)	(9)	(83)

31 December 2019	(1,179)	(212)	(2,292)	(807)	(4,490)

Net book value 31 December 2019 (b)	18,067	11,909	699	354	31,029

(a)
Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2020 as well as subsequent changes to the fair value of goodwill and intangibles for acquisitions made in 2019 where the initial acquisition accounting was provisional at the end of 2019. See note 21 for further details.

(b)
Within indefinite-life intangible assets there are four existing brands that have a significant carrying value: Horlicks €2,718 million (2019: €nil), Knorr €1,744 million (2019: €1,816 million), Carver Korea €1,468 million (2019: €1,509 million) and Hellmann’s €1,112 million (2019: €1,220 million). The Horlicks brand was acquired in 2020 and the valuation is provisional.

Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs

	2020 CGUs		2019 CGUs
	€ billion	€ billion	€ billion	€ billion
		Indefinite-life		Indefinite-life
	Goodwill	intangible assets	Goodwill	intangible assets
Foods & Refreshment Europe	4.0	1.7	4.1	1.7
Foods & Refreshment The Americas	3.4	1.9	4.0	2.1
Foods & Refreshment Asia/AMET/RUB (a)	3.7	3.7	1.9	0.5
Beauty & Personal Care The Americas	3.8	3.1	4.3	3.1
Beauty & Personal Care Asia/AMET/RUB	1.6	1.9	1.7	2.0

Total significant CGUs	16.5	12.3	16.0	9.4
Others (b)	2.4	2.9	2.1	2.5

Total CGUs	18.9	15.2	18.1	11.9

(a)	The Main Horlicks Acquisition increased goodwill by €2.0 billion and indefinite-life intangible assets by €3.3 billion in 2020. These values are provisional.
(b)	Included within Others are individually insignificant amounts of goodwill and intangible assets that have been allocated between multiple cash generating units.

Summary of Key Assumptions Used in Discounted Cash Flow Projections

For the year 2020	Foods & Refreshment Europe	Foods & Refreshment The Americas	Foods & Refreshment Asia/AMET/RUB	Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	1.1%	1.7%	3.9%	1.7%	3.9%
Average near-term nominal growth rates	(1.0)%	0.1%	4.9%	2.5%	3.4%
Average operating margins	13%	15%	16%	22%	22%

For the year 2019	Foods & Refreshment Europe	Foods & Refreshment The Americas	Foods & Refreshment Asia/AMET/RUB	Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	1.1%	1.7%	3.9%	1.7%	3.9%
Average near-term nominal growth rates	1.2%	(1.2)%	6.5%	1.6%	5.3%
Average operating margins	16%	15%	18%	21%	22%